Critical Accounting Estimates and Judgments - Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sensitivity Analysis [line items]
Sales	S/ 1,961,100	S/ 2,214,108	S/ 2,713,013
Gross profit	674,489	502,452	316,089
Profit loss before tax	133,948	45,112	(708,134)
Sensitivity analysis [member]
Disclosure Of Sensitivity Analysis [line items]
Sales	1,961,100	2,214,108	2,713,013
Gross profit	S/ 32,685	S/ 106,902	S/ 29,310
Percentage of gross profit	1.67%	4.83%	1.08%
Percentage of gross profit, Plus 10%	1.84%	5.31%	1.19%
Increase in profit before income tax	S/ 3,399	S/ 10,667	S/ 2,975
Profit loss before tax	S/ 36,084	S/ 117,569	S/ 32,285
Profit loss before tax, Less 10%	1.50%	4.35%	0.97%
Decrease in profit before income tax	S/ (3,399)	S/ (10,667)	S/ (2,975)
Profit loss before tax on ten percentage decrease in gross margin	S/ 29,286	S/ 96,235	S/ 26,335